Private Pension Liabilities - Summary Of Net Defined Benefit Liability (Asset) (Detail) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 3,759,090	R$ 16,059	R$ 16,059
Contributions received	984,816	211,396	609,639	R$ 16,059
Transfer with third party plans	5,087,561	1,466,444	3,047,492
Redemptions paid	(162,218)	(7,911)	(20,153)
Gain (loss) from FIE	(19,927)	35,718
Withdraws	(162,218)	(7,911)	(20,153)
Interest received from FIE			106,053
Contributions invested in FIEs			3,759,090	16,059
Ending Balance	R$ 9,649,322	R$ 1,721,706	R$ 3,759,090	R$ 16,059